Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Annual Rates of Depreciation	Annual rates of depreciation are as follows:
%
Office furniture, machines, leasehold improvements, and electronic equipment	7-15
Computers and software	33
Mold	50